UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: July 1, 2018 – September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.7%
AEP Transmission Co. LLC
Series 2012-A3-1, 2.84%, 12/01/24	275	267
American Express Credit Account Master Trust
Series 2013-B-2, 2.86%, (1M US LIBOR + 0.70%), 10/15/18 (a)	4,100	4,101
Series 2014-A-1, 2.53%, (1M US LIBOR + 0.37%), 05/15/19 (a)	1,000	1,002
Series 2014-B-1, 2.66%, (1M US LIBOR + 0.50%), 05/15/19 (a)	1,214	1,216
Series 2017-A-1, 1.93%, 02/18/20	3,000	2,958
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,395
AmeriCredit Automobile Receivables Trust
Series 2014-C-2, 2.18%, 06/08/20	176	176
Series 2015-B-2, 1.82%, 07/08/20	443	443
Series 2015-B-3, 2.08%, 09/08/20	143	143
Series 2017-A2B-2, 2.41%, (1M US LIBOR + 0.25%), 09/18/20 (a)	1,736	1,737
Series 2016-A3-1, 1.81%, 10/08/20	469	468
Series 2014-C-4, 2.47%, 11/09/20	1,151	1,150
Series 2015-B-4, 2.11%, 01/08/21	580	579
Series 2015-C-1, 2.51%, 01/08/21	916	916
Series 2016-B-1, 2.30%, 03/08/21	1,500	1,497
Series 2014-C-3, REMIC, 2.58%, 09/08/20	178	176
Apidos CLO XI
Series 2012-AR-11A, 3.78%, (3M US LIBOR + 1.44%), 01/17/23 (a) (b)	500	500
Ascentium Equipment Receivables LLC
Series 2015-B-2A, 2.62%, 12/10/19 (b)	741	741
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	241	241
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	1,053	1,048
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	629	626
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	933	931
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	1,096	1,085
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	4,572	4,486
Series 2017-B-2A, 2.66%, 04/11/22 (b)	800	781
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	118	118
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	2,337	2,369
BA Credit Card Trust
Series 2016-A-A1, 2.55%, (1M US LIBOR + 0.39%), 05/15/19 (a)	1,000	1,002
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (b)	1,363	1,357
Series 2017-A3-1, 2.11%, 01/15/23 (b)	2,228	2,188
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	540
BCC Funding XIII LLC
Series 2016-B-1, 2.73%, 04/20/20 (b)	562	557
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	2,992	2,975
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	1,724	1,726
California Republic Auto Receivables Trust
Series 2014-A4-3, 1.79%, 10/15/18	60	60
Series 2016-A3-2, 1.56%, 01/15/19	444	444
Series 2017-A3-1, 1.90%, 09/16/19	1,955	1,948
Capital One Multi-Asset Execution Trust
Series 2004-B3-B3, 2.89%, (1M US LIBOR + 0.73%), 03/15/19 (a)	450	451
Series 2014-A4-A4, 2.52%, (1M US LIBOR + 0.36%), 08/15/19 (a)	4,150	4,160
Carlyle Global Market Strategies CLO Ltd.
Series 2013-A1RR-4A, 2.72%, (3M US LIBOR + 1.00%), 01/15/31 (a) (b)	2,000	1,992
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,610	1,587
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	1,931	1,920
Series 2016-A2-1, 1.69%, 09/14/22 (b)	836	832
Series 2015-A3-1, 1.92%, 01/17/23 (b)	3,080	3,077
	Shares/Par[1]	Value ($)
Chase Issuance Trust
Series 2013-A-A9, 2.58%, (1M US LIBOR + 0.42%), 11/15/18 (a)	410	410
Series 2014-A5-A5, 2.53%, (1M US LIBOR + 0.37%), 04/15/19 (a)	100	100
Series 2015-A4-A4, 1.84%, 04/15/20	1,750	1,720
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	1,700	1,691
Series 2016-B-AA, 2.88%, 02/15/22 (b)	5,000	4,993
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	806	801
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,009
CNH Equipment Trust
Series 2017-A2B-B, 2.30%, (1M US LIBOR + 0.14%), 11/16/20 (a)	222	222
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	364	360
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	659	639
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	231	225
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	567	550
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,164	1,141
Comenity Bank
Series 2012-C-C, REMIC, 4.55%, 10/15/18	965	966
COMM Mortgage Trust
Series 2014-ASB-UBS6, REMIC, 3.39%, 08/10/24	207	208
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	171	170
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	1,689	1,640
Series 2017-A3-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	1,841	1,814
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/10/21 (b)	1,275	1,316
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	507
Series 2017-A2-1, 1.86%, 06/24/19 (b)	398	398
Series 2017-A2B-2, 2.51%, (1M US LIBOR + 0.30%), 02/24/20 (a) (b)	1,081	1,081
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	1,372	1,372
Series 2017-A3-1, 2.14%, 04/22/22 (b)	4,317	4,302
Series 2017-B-1, 2.52%, 04/22/22 (b)	925	918
Series 2017-A3-2, 2.19%, 10/24/22 (b)	1,125	1,113
Discover Card Execution Note Trust
Series 2016-A2-A2, 2.70%, (1M US LIBOR + 0.54%), 03/15/19 (a)	3,255	3,262
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	462	460
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,235
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	2,172	2,145
First Investors Auto Owner Trust
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	147	147
Series 2015-A2-2A, 2.28%, 10/15/18 (b)	2,786	2,785
Series 2016-A2-1A, 2.26%, 02/15/19 (b)	1,310	1,309
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	4,000	3,988
Ford Credit Auto Owner Trust
Series 2014-A-2, 2.66%, (1M US LIBOR + 0.50%), 02/15/19 (a)	630	631
Series 2015-A2-2, 2.73%, (1M US LIBOR + 0.57%), 01/15/20 (a)	1,240	1,246
Series 2014-B-C, 1.97%, 04/15/20	553	552
Series 2015-B-A, 2.03%, 08/15/20	770	767
Series 2015-C-A, 2.20%, 11/15/20	3,000	2,988
Ford Credit Floorplan Master Owner Trust
Series 2016-A1-1, 1.76%, 02/15/19	110	110

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2016-A1-3, 1.55%, 07/15/19	1,515	1,496
Series 2013-A-2, 2.09%, 03/15/20 (b)	5,330	5,252
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (b)	989	980
GM Financial Automobile Leasing Trust
Series 2018-A2A-3, 2.89%, 01/21/20	1,524	1,524
Series 2017-A3-3, 2.01%, 11/20/20	1,670	1,656
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-3A, 1.97%, 05/16/22 (b)	2,170	2,135
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,735
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (b)	2,860	2,829
Series 2016-A1-1, 1.96%, 05/17/21 (b)	7,098	7,062
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (b)	63	63
Series 2018-A2-1, 2.35%, 05/15/20 (b)	100	100
Series 2017-A3-1, 2.06%, 06/22/20 (b)	1,071	1,066
Series 2018-A3-1, 2.60%, 06/15/21 (b)	611	605
Series 2015-A4-1, 2.02%, 06/21/21 (b)	171	171
Series 2015-B-1, 2.39%, 06/21/21 (b)	450	450
Series 2018-A4-1, 2.83%, 06/17/24 (b)	644	635
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,186	1,222
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	143	143
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	582	572
Series 2017-A-AA, 2.66%, 12/27/28 (b)	3,515	3,446
Huntington Auto Trust
Series 2016-A3-1, 1.59%, 08/15/19	1,626	1,619
Hyundai Auto Receivables Trust
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,175
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	156	155
JPMorgan Mortgage Trust
Series 2018-1A4-6, 3.50%, 12/25/48 (a) (b)	705	696
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,553	1,542
Series 2014-A1-5, REMIC, 2.99%, 10/25/26 (a) (b)	1,123	1,103
Series 2016-A1-2, REMIC, 2.73%, 06/25/46 (a) (b)	2,114	2,083
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,446	1,415
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,251	1,229
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	1,360	1,337
Kubota Credit Owner Trust
Series 2017-A2-1A, 1.66%, 08/15/19 (b)	974	970
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	4,905	4,867
Series 2017-A3-1A, 1.88%, 12/15/20 (b)	3,050	2,994
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	1,895	1,892
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (b)	540	540
Series 2018-A3-1A, 3.36%, 04/20/23 (b)	1,040	1,037
Series 2018-B-1A, 3.54%, 05/22/23 (b)	315	314
Series 2018-C-1A, 3.70%, 06/20/23 (b)	308	307
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 2.84%, (1M US LIBOR + 0.62%), 10/25/28 (a)	987	979
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	813
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/13/21 (b)	3,000	2,895
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	59	58
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,461	1,413
Series 2018-A-1A, 3.45%, 01/21/36 (b)	2,906	2,896
Navitas Equipment Receivables LLC
Series 2016-A2-1, 2.20%, 06/15/21 (b)	67	67
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (b)	3,002	2,963
	Shares/Par[1]	Value ($)
Prestige Auto Receivables Trust
Series 2016-A3-2A, 1.76%, 02/15/19 (b)	690	688
Series 2017-A2-1A, 1.80%, 03/15/19 (b)	1,963	1,959
Series 2016-A2-2A, 1.46%, 07/15/20 (b)	67	67
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.44%, (1M US LIBOR + 0.27%), 01/20/20 (a) (c) (d)	3,640	3,640
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (b)	2,951	2,947
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	762	747
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,408	1,390
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (b)	2,128	2,100
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,509	1,492
Sierra Receivables Funding Co. LLC
Series 2015-A-1A, 2.40%, 03/20/32 (b)	123	121
Sierra Timeshare Receivables Funding LLC
Series 2014-A-3A, 2.30%, 10/20/31 (b)	479	477
Series 2016-A-1A, 3.08%, 03/21/33 (b)	472	469
Sound Point CLO II Ltd.
Series 2013-A1R-1A, 3.40%, (3M US LIBOR + 1.07%), 01/26/31 (a) (b)	1,500	1,495
SunTrust Auto Receivables Trust
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	587	585
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	1,468	1,466
Verizon Owner Trust
Series 2016-B-2A, 2.15%, 05/20/21 (b)	602	593
Series 2017-A-1A, 2.06%, 09/20/21 (b)	1,500	1,486
Series 2017-A-2A, 1.92%, 12/20/21 (b)	565	558
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	985	978
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 4.21%, 06/25/35 (a)	253	260
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.41%, (1M US LIBOR + 0.25%), 07/15/19 (a) (b)	3,140	3,140
Series 2018-A2B-2A, 2.49%, (1M US LIBOR + 0.33%), 09/15/21 (a) (c) (d)	4,980	4,982
Series 2018-A2A-2A, 2.84%, 09/15/21 (b)	2,263	2,260
World Omni Auto Receivables Trust
Series 2017-A2B-A, 2.30%, (1M US LIBOR + 0.14%), 02/15/19 (a)	1,565	1,565
World Omni Automobile Lease Securitization Trust
Series 2017-A2-A, 1.68%, 12/16/19	1,091	1,088
Total Non-U.S. Government Agency Asset-Backed Securities (cost $218,793)		217,311
CORPORATE BONDS AND NOTES 48.7%
Communication Services 1.8%
AT&T Inc.
3.29%, (3M US LIBOR + 0.95%), 07/15/21 (a)	2,500	2,526
Charter Communications Operating LLC
3.58%, 07/23/20	1,000	1,001
4.46%, 07/23/22	1,500	1,525
Time Warner Cable Inc.
8.75%, 02/14/19	3,000	3,059
Vodafone Group Plc
3.75%, 01/16/24	4,000	3,955
		12,066
Consumer Discretionary 0.6%
Dollar Tree Inc.
3.04%, (3M US LIBOR + 0.70%), 04/17/20 (a)	3,000	3,003
Walgreen Co.
5.25%, 01/15/19	884	890
		3,893
Consumer Staples 2.8%
BAT Capital Corp.
2.76%, 08/15/22 (b)	2,000	1,926
3.22%, 08/15/24 (b)	2,123	2,025

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Campbell Soup Co.
2.83%, (3M US LIBOR + 0.50%), 03/16/20 (a)	1,500	1,499
3.65%, 03/15/23 (e)	2,000	1,960
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (b)	5,000	4,996
Nestle Holdings Inc.
3.35%, 09/24/23 (b) (e)	2,000	1,995
Philip Morris International Inc.
2.00%, 02/21/20	2,000	1,971
Seven & I Holdings Co. Ltd.
3.35%, 09/17/21 (c) (d)	1,304	1,304
Tyson Foods Inc.
3.90%, 09/28/23	1,304	1,308
		18,984
Energy 1.6%
Anadarko Petroleum Corp.
6.95%, 06/15/19	1,389	1,426
Andeavor Logistics LP
3.50%, 12/01/22	1,095	1,075
Phillips 66
3.09%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,420
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,058
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,000	2,079
5.75%, 05/15/24	2,000	2,147
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	1,500	1,539
		10,744
Financials 30.2%
ABN AMRO Bank NV
2.45%, 06/04/20 (b)	500	493
2.65%, 01/19/21 (b)	3,000	2,945
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	2,000	2,007
3.50%, 05/26/22 (e)	1,250	1,226
3.30%, 01/23/23	1,500	1,444
American Express Credit Corp.
2.68%, (3M US LIBOR + 0.33%), 05/03/19 (a)	1,028	1,029
American International Group Inc.
3.30%, 03/01/21	235	234
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	3,000	2,957
3.30%, 02/01/23	3,000	2,957
ANZ New Zealand International Ltd.
2.75%, 01/22/21 (b)	2,000	1,963
Athene Global Funding
3.00%, 07/01/22 (b)	2,000	1,937
Bank of America Corp.
5.49%, 03/15/19	3,795	3,840
3.02%, (3M US LIBOR + 0.65%), 06/25/22 (a)	3,000	3,005
2.50%, 10/21/22	1,104	1,056
3.55%, 03/05/24	942	930
Bank of Montreal
3.10%, (3M US LIBOR + 0.79%), 08/27/21 (a)	4,000	4,052
Bank of Nova Scotia
3.17%, (3M US LIBOR + 0.83%), 01/15/19 (a)	635	636
Barclays Plc
3.25%, 01/12/21	2,250	2,220
4.34%, 05/16/24 (a) (g)	2,100	2,073
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	3,125	3,101
BB&T Corp.
2.15%, 02/01/21 (e)	1,500	1,463
BNP Paribas SA
3.50%, 03/01/23 (b)	2,528	2,463
BNZ International Funding Ltd.
2.40%, 02/21/20 (b)	3,000	2,963
Bunge Ltd. Finance Corp.
4.35%, 03/15/24	3,000	2,969
Capital One Bank USA NA
2.15%, 11/21/18	5,870	5,867
Capital One Financial Corp.
3.20%, 01/30/23	3,000	2,907
	Shares/Par[1]	Value ($)
Capital One NA
2.35%, 01/31/20	1,550	1,532
CIT Group Inc.
4.75%, 02/16/24	2,000	2,001
Citibank NA
2.13%, 10/20/20	3,000	2,929
Citigroup Inc.
3.25%, (3M US LIBOR + 0.93%), 06/07/19 (a)	2,000	2,010
3.14%, 01/24/23	2,460	2,414
3.34%, (3M US LIBOR + 1.02%), 06/01/24 (a)	2,038	2,051
Citizens Bank NA
2.30%, 12/03/18	4,000	3,998
CNH Industrial Capital LLC
4.88%, 04/01/21	2,300	2,357
3.88%, 10/15/21	2,000	1,994
Compass Bank
2.88%, 06/29/22	1,000	963
Credit Agricole SA
2.75%, 06/10/20 (b)	2,000	1,978
3.30%, (3M US LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,035
Credit Suisse Group AG
3.57%, 01/09/23 (b)	1,500	1,470
4.21%, 06/12/24 (b)	1,258	1,254
Daimler Finance North America LLC
2.30%, 01/06/20 (b)	1,500	1,486
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,250	3,298
Discover Bank
2.60%, 11/13/18	250	250
3.35%, 02/06/23	3,150	3,058
ERAC USA Finance LLC
2.80%, 11/01/18 (b)	1,540	1,540
General Electric Capital Corp.
2.20%, 01/09/20 (e)	3,000	2,968
General Motors Financial Co. Inc.
3.10%, 01/15/19	1,154	1,155
2.65%, 04/13/20	1,000	990
3.70%, 05/09/23	1,000	976
4.15%, 06/19/23	500	498
Glencore Funding LLC
3.70%, (3M US LIBOR + 1.36%), 01/15/19 (a) (b)	550	551
3.00%, 10/27/22 (b)	1,821	1,744
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (h)	2,900	2,958
2.88%, 02/25/21	2,000	1,972
2.35%, 11/15/21	668	643
3.00%, 04/26/22	2,638	2,583
3.20%, 02/23/23	1,500	1,465
2.91%, 07/24/23	1,362	1,314
HSBC Holdings Plc
2.98%, (3M US LIBOR + 0.65%), 09/11/21 (a)	2,000	2,003
John Deere Capital Corp.
2.56%, (3M US LIBOR + 0.18%), 01/07/20 (a)	2,500	2,501
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	1,500	1,535
2.75%, 06/23/20	2,000	1,985
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,000	3,007
2.95%, (3M US LIBOR + 0.61%), 06/18/22 (a)	2,000	2,003
2.70%, 05/18/23	2,000	1,924
Kreditanstalt fur Wiederaufbau
1.75%, 09/15/21	3,000	2,893
Lloyds Bank Plc
6.50%, 09/14/20 (b)	3,829	4,017
Manufacturers & Traders Trust Co.
2.63%, 01/25/21	2,000	1,968
Morgan Stanley
3.84%, (3M US LIBOR + 1.50%), 11/09/18 (a)	930	931
2.50%, 01/24/19	4,127	4,125
3.19%, (3M US LIBOR + 0.85%), 01/24/19 (a)	1,500	1,504
7.30%, 05/13/19	2,000	2,052
2.38%, 07/23/19	3,721	3,706
5.63%, 09/23/19	3,000	3,072
3.13%, 01/23/23	2,000	1,948

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
National Australia Bank Ltd.
2.76%, (3M US LIBOR + 0.42%), 04/17/19 (a) (c) (d)	650	651
2.82%, (3M US LIBOR + 0.51%), 05/22/20 (a) (b)	3,000	3,012
New York Life Global Funding
2.56%, (3M US LIBOR + 0.16%), 10/01/20 (a) (b)	3,000	3,001
Reliance Standard Life Global Funding II
3.85%, 09/19/23 (c) (d)	1,346	1,342
Royal Bank of Scotland Group Plc
3.88%, 09/12/23	2,200	2,135
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,000	1,980
SunTrust Bank
3.50%, 08/02/22	3,000	2,990
Toll Brothers Finance Corp.
4.00%, 12/31/18	2,985	2,985
Toronto-Dominion Bank
2.59%, (3M US LIBOR + 0.26%), 09/17/20 (a)	2,000	2,001
2.76%, (3M US LIBOR + 0.43%), 06/11/21 (a)	3,000	3,016
Toyota Motor Credit Corp.
2.70%, (3M US LIBOR + 0.37%), 03/12/20 (a)	4,150	4,162
UBS AG
2.45%, 12/01/20 (b)	3,636	3,563
USAA Capital Corp.
2.13%, 06/03/19 (b)	1,500	1,492
WEA Finance LLC
2.70%, 09/17/19 (b)	3,420	3,410
3.15%, 04/05/22 (b)	2,345	2,291
Wells Fargo & Co.
3.27%, (3M US LIBOR + 0.93%), 02/11/22 (a)	3,000	3,028
2.63%, 07/22/22	1,500	1,445
Wells Fargo Bank NA
3.55%, 08/14/23	1,500	1,493
Westpac Banking Corp.
2.75%, 01/11/23	2,000	1,927
3.65%, 05/15/23 (e)	2,000	1,998
		207,268
Health Care 2.7%
Actavis Funding SCS
3.45%, 03/15/22	1,500	1,491
Becton Dickinson & Co.
2.40%, 06/05/20	2,000	1,969
CVS Health Corp.
3.50%, 07/20/22	1,000	992
3.70%, 03/09/23	4,000	3,978
Express Scripts Holding Co.
3.06%, (3M US LIBOR + 0.75%), 11/30/20 (a)	4,000	4,002
Halfmoon Parent Inc.
3.40%, 09/17/21 (b)	1,000	996
3.75%, 07/15/23 (b)	1,000	996
Mylan Inc.
3.13%, 01/15/23 (b)	2,000	1,908
Mylan NV
2.50%, 06/07/19	703	699
Perrigo Finance Plc
3.50%, 12/15/21	1,500	1,476
		18,507
Industrials 3.3%
3M Co.
3.00%, 09/14/21	2,000	1,997
Aircastle Ltd.
4.63%, 12/15/18	3,500	3,508
6.25%, 12/01/19	2,000	2,062
4.40%, 09/25/23	991	989
4.13%, 05/01/24	119	117
Equifax Inc.
3.60%, 08/15/21	3,000	2,983
General Electric Co.
2.85%, (3M US LIBOR + 0.51%), 01/14/19 (a)	495	495
2.96%, (3M LIBOR + 0.62%), 01/09/20 (a)	1,000	1,003
General Motors Co.
3.23%, (3M US LIBOR + 0.90%), 09/10/21 (a)	1,000	1,000
International Lease Finance Corp.
4.63%, 04/15/21	1,000	1,019
	Shares/Par[1]	Value ($)
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (b)	2,000	1,993
Ryder System Inc.
2.50%, 05/11/20	515	509
United Technologies Corp.
1.90%, 05/04/20	3,250	3,184
3.65%, 08/16/23	2,000	1,992
		22,851
Information Technology 0.8%
Broadcom Corp.
2.65%, 01/15/23	2,000	1,888
Fiserv Inc.
3.80%, 10/01/23 (i)	1,403	1,405
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,000	2,008
		5,301
Materials 1.2%
Anglo American Capital Plc
4.13%, 04/15/21 (b)	2,000	2,010
3.63%, 09/11/24 (b)	1,190	1,133
Freeport-McMoRan Inc.
4.00%, 11/14/21	1,690	1,675
LyondellBasell Industries NV
5.00%, 04/15/19	731	735
Syngenta Finance NV
3.70%, 04/24/20 (b)	3,000	2,995
		8,548
Real Estate 2.9%
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,255
Boston Properties LP
5.88%, 10/15/19	1,075	1,098
Crown Castle International Corp.
3.15%, 07/15/23	2,000	1,923
Equity Commonwealth
5.88%, 09/15/20	2,480	2,552
Hospitality Properties Trust
4.25%, 02/15/21	3,059	3,078
5.00%, 08/15/22	377	386
Kimco Realty Corp.
3.20%, 05/01/21	2,000	1,978
Liberty Property LP
4.75%, 10/01/20	500	510
Post Apartment Homes LP
3.38%, 12/01/22	2,683	2,631
Prologis International Funding II
4.88%, 02/15/20 (b)	3,900	3,965
Retail Opportunity Investments Corp.
5.00%, 12/15/23	700	697
		20,073
Utilities 0.8%
AES Corp.
4.00%, 03/15/21	2,582	2,575
Exelon Corp.
2.85%, 06/15/20	1,395	1,383
Exelon Generation Co. LLC
2.95%, 01/15/20	767	765
Southern California Edison Co.
1.85%, 02/01/22	1,053	1,029
		5,752
Total Corporate Bonds And Notes (cost $335,933)		333,987
GOVERNMENT AND AGENCY OBLIGATIONS 18.2%
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corp.
Series BP-3738, REMIC, 4.00%, 12/15/38	45	46
Series KN-3763, REMIC, 3.00%, 02/15/39	506	503
Series AB-3967, REMIC, 2.00%, 03/15/41	376	358
Series AD-4032, REMIC, 2.00%, 10/15/41	388	370
Series KC-4826, REMIC, 3.50%, 08/15/45	2,000	1,995
Series KA-4628, REMIC, 3.00%, 01/15/55	1,158	1,129
Federal National Mortgage Association
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	159	155

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	336	321
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	335	316
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,884	1,879
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	474	488
		7,560
Mortgage-Backed Securities 0.0%
Government National Mortgage Association
4.50%, 03/20/41	353	369
Sovereign 0.4%
Kreditanstalt fur Wiederaufbau
2.63%, 04/12/21	2,500	2,478
U.S. Government Agency Obligations 5.0%
Federal Farm Credit Bank
2.54%, 04/05/21 (j)	3,000	2,972
Federal Home Loan Bank
0.88%, 08/05/19 (j)	5,000	4,927
2.13%, 02/11/20 (j)	5,000	4,961
Federal Home Loan Mortgage Corp.
1.38%, 08/15/19 (j)	5,000	4,942
1.50%, 01/17/20 (j)	1,500	1,478
2.50%, 04/23/20 (j)	7,000	6,969
1.88%, 11/17/20 (j)	1,000	980
Federal National Mortgage Association
0.88%, 08/02/19 (j)	2,200	2,166
1.00%, 08/28/19 (j)	5,000	4,922
		34,317
U.S. Treasury Securities 11.7%
U.S. Treasury Note
1.75%, 11/30/19	1,860	1,840
2.00%, 01/31/20	1,825	1,808
2.38%, 04/30/20 - 03/15/21	13,700	13,606
1.50%, 05/15/20	1,000	980
2.50%, 05/31/20 - 06/30/20	18,000	17,913
2.63%, 08/31/20 (e)	8,000	7,972
2.75%, 09/30/20 - 09/15/21	16,000	15,966
2.25%, 02/29/20 - 02/15/21	14,500	14,388
2.63%, 07/31/20 - 05/15/21	6,000	5,975
		80,448
Total Government And Agency Obligations (cost $125,973)		125,172
SHORT TERM INVESTMENTS 9.2%
Investment Companies 8.5%
JNL Government Money Market Fund - Institutional Class, 1.99% (k) (l)	58,652	58,652
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (k) (l)	4,509	4,509
Total Short Term Investments (cost $63,161)		63,161
Total Investments 107.8% (cost $743,860)		739,631
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (7.8)%		(53,629)
Total Net Assets 100.0%		686,006

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $227,476 and 33.2%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(g) Convertible security.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
National Australia Bank Ltd., 2.76%, 04/17/19	07/18/18	651	651	0.1
Reliance Standard Life Global Funding II, 3.85%, 09/19/23	09/13/18	1,345	1,342	0.2
Santander Retail Auto Lease Trust, Series 2018-A2B-A REMIC, 2.44%, 01/20/20	09/05/18	3,641	3,640	0.5
Seven & I Holdings Co. Ltd., 3.35%, 09/17/21	09/12/18	1,304	1,304	0.2
Westlake Automobile Receivables Trust, Series 2018-A2B-2A, 2.49%, 09/15/21	09/12/18	4,982	4,982	0.7
		11,923	11,919	1.7

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 2-Year	712	December 2018	150,265	34	(222)
U.S. Treasury Note, 5-Year	(537)	December 2018	(60,676)	(30)	276
				4	54

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 24.6%
U.S. Government Agency Obligations 16.0%
Federal Farm Credit Bank
2.34%, (3M US Treasury Bill + 0.15%), 04/12/19 (a) (b)	10,650	10,655
2.15%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	10,000	10,000
2.29%, (3M US Treasury Bill + 0.10%), 06/27/19 - 07/03/19 (a) (b)	60,420	60,420
2.28%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	46,895	46,895
2.18%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	26,350	26,350
2.26%, (3M US Treasury Bill + 0.10%), 09/20/19 (a) (b)	25,000	25,000
2.27%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	30,000	29,998
Federal Home Loan Bank
2.08%, (1M US LIBOR - 0.13%), 10/24/18 (a) (b)	72,500	72,500
2.13%, (3M US LIBOR - 0.21%), 10/26/18 (a) (b)	5,900	5,901
2.13%, (1M US LIBOR - 0.13%), 10/30/18 (a) (b)	64,000	64,000
1.96%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	26,000	26,000
1.93%, (3M US LIBOR - 0.39%), 11/20/18 (a) (b)	31,100	31,100
2.02%, (1M US LIBOR - 0.14%), 01/17/19 (a) (b)	55,000	55,000
2.02%, (3M US LIBOR - 0.31%), 03/08/19 (a) (b)	36,000	36,000
2.00%, (3M US LIBOR - 0.33%), 03/15/19 (a) (b)	50,000	50,000
2.18%, (3M US LIBOR - 0.16%), 07/05/19 (a) (b)	6,655	6,661
		556,480
U.S. Treasury Securities 8.6%
U.S. Treasury Note
2.36%, (3M US Treasury Bill + 0.17%), 10/31/18 (a)	85,000	85,000
2.26%, (3M US Treasury Bill + 0.07%), 04/30/19 (a)	25,000	25,002
2.25%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	51,000	51,001
2.24%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	136,000	136,000
		297,003
Total Government And Agency Obligations (cost $853,483)		853,483
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 66.8%
Repurchase Agreements 26.8%
Repurchase Agreements (c)		927,700
Treasury Securities 18.8%
U.S. Treasury Bill
2.03%, 11/01/18 (d)	65,100	64,988
2.10%, 12/20/18 (d)	137,000	136,370
2.08%, 12/27/18 (d)	100,000	99,504
2.16%, 01/24/19 (d)	66,000	65,552
2.19%, 01/31/19 (d)	90,153	89,492
2.22%, 02/14/19 (d)	62,000	61,486
2.32%, 03/21/19 (d)	60,000	59,348
2.41%, 08/15/19 (d)	78,050	76,414
		653,154
U.S. Government Agency Obligations 21.2%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (d)	29,200	28,712
Federal Home Loan Bank
1.93%, 10/03/18 (b) (d)	51,000	50,995
1.97%, 10/10/18 (b) (d)	117,000	116,942
1.97%, 10/12/18 (b) (d)	33,000	32,980
2.03%, 10/17/18 (b) (d)	82,622	82,547
1.99%, 10/19/18 (b) (d)	48,652	48,604
2.14%, 10/26/18 (b) (d)	35,150	35,098
2.01%, 11/02/18 (b) (d)	49,631	49,542
2.04%, 11/07/18 (b) (d)	33,299	33,229
2.09%, 11/14/18 (b) (d)	133,575	133,234
2.15%, 11/23/18 (b) (d)	52,169	52,004
2.15%, 12/19/18 (b) (d)	50,129	49,892
2.31%, 03/20/19 (b) (d)	21,677	21,441
		735,220
Total Short Term Investments (cost $2,316,074)		2,316,074
Total Investments 91.4% (cost $3,169,557)		3,169,557
Other Assets and Liabilities, Net 8.6%		297,861
Total Net Assets 100.0%		3,467,418

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-8.13%, due 10/18/18-08/15/48	63,300	61,710	2.20	09/28/18	10/01/18	60,511	60,500	60,500
BMO	U.S. Treasury Note, 0.00-4.38%, due 12/06/18-02/15/45	18,760	18,564	2.21	09/28/18	10/01/18	18,203	18,200	18,200
BNP	Government National Mortgage Association, 3.54-4.50%, due 08/20/48-03/15/59	1,731	1,610
	Federal National Mortgage Association, 3.50-4.50%, due 07/01/35-09/01/48	19,814	20,144
	Federal Home Loan Mortgage Corp., 4.00%, due 10/01/47	879	890
		22,424	22,644	2.24	09/28/18	10/01/18	22,204	22,200	22,200
BOA	Government National Mortgage Association, 3.38-4.50%, due 02/20/43-09/15/53	99,921	102,000	2.27	09/28/18	10/01/18	100,019	100,000	100,000
DUB	Federal Home Loan Bank, 0.00-4.13%, due 10/17/18-09/28/20	70,321	70,381	2.25	09/28/18	10/01/18	69,013	69,000	69,000
GSC	Federal National Mortgage Association, 3.00-6.50%, due 01/01/24-08/01/48	52,399	52,891
	Federal Home Loan Mortgage Corp., 2.50-6.50%, due 07/01/25-03/01/48	8,154	8,309
		60,553	61,200	2.19	09/28/18	10/05/18	60,026	60,000	60,000
GSC	Federal National Mortgage Association, 3.50-4.56%, due 08/01/38-04/01/47	92,508	91,551
	Federal Home Loan Mortgage Corp., 2.50-9.00%, due 09/01/24-08/01/47	238	249
		92,746	91,800	2.21	09/28/18	10/01/18	90,017	90,000	90,000

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
GSC	Federal National Mortgage Association, 4.10-4.50%, due 05/01/25-04/01/38	2,364	2,493
	Federal Home Loan Mortgage Corp., 3.50%, due 04/01/48	74,952	74,007
		77,316	76,500	2.11	09/26/18	10/03/18	75,031	75,000	75,000
GSC	Federal National Mortgage Association, 2.50-6.50%, due 01/01/25-05/01/56	13,992	14,179
	Federal Home Loan Mortgage Corp., 2.50-5.00%, due 12/01/25-04/01/46	83,675	82,721
		97,667	96,900	2.08	09/24/18	10/01/18	95,038	95,000	95,000
HSB	U.S. Treasury Note, 2.63%, due 11/15/20	_	_
	Federal National Mortgage Association, 0.00-5.50%, due 01/01/19-05/01/48	6,835	7,149
	Federal Home Loan Mortgage Corp., 4.00-6.50%, due 05/01/22-07/01/48	492	501
		7,327	7,650	2.24	09/28/18	10/01/18	7,501	7,500	7,500
HSB	U.S. Treasury Note, 1.38-2.75%, due 12/15/19-08/15/47	18,816	17,340	2.23	09/28/18	10/01/18	17,003	17,000	17,000
JPM	U.S. Treasury Note, 2.25%, due 01/21/24	16,104	15,606	2.22	09/28/18	10/01/18	15,303	15,300	15,300
NSI	U.S. Treasury Note, 0.00-2.75%, due 12/06/18-04/30/23	69,120	69,360	2.25	09/28/18	10/01/18	68,013	68,000	68,000
RBS	U.S. Treasury Note, 1.63-3.38%, due 11/15/19-05/15/26	200,865	198,900	2.24	09/28/18	10/01/18	195,036	195,000	195,000
TDS	Federal Home Loan Mortgage Corp., 4.00%, due 10/01/45	34,911	35,700	2.23	09/28/18	10/01/18	35,007	35,000	35,000
									$927,700

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 16.6%
U.S. Government Agency Obligations 15.5%
Federal Home Loan Bank
2.06%, (1M US LIBOR - 0.11%), 10/19/18 (a) (b)	25,000	25,000
2.07%, (1M US LIBOR - 0.08%), 11/13/18 (a) (b)	25,000	25,000
2.04%, (1M US LIBOR - 0.13%), 11/20/18 (a) (b)	30,000	30,000
2.10%, (1M US LIBOR - 0.11%), 11/23/18 (a) (b)	30,000	30,000
2.02%, (1M US LIBOR - 0.11%), 10/11/18 - 12/07/18 (a) (b)	50,000	50,000
2.10%, (1M US LIBOR - 0.12%), 12/24/18 (a) (b)	25,000	25,000
2.13%, (1M US LIBOR - 0.10%), 12/27/18 (a) (b)	25,000	24,999
2.04%, (1M US LIBOR - 0.09%), 01/14/19 (a) (b)	25,000	25,000
2.11%, (1M US LIBOR - 0.11%), 01/25/19 - 03/26/19 (a) (b)	40,000	40,000
2.03%, (1M US LIBOR - 0.09%), 04/05/19 (a) (b)	35,000	35,000
2.13%, (1M US LIBOR - 0.09%), 07/26/19 (a) (b)	25,000	25,000
2.29%, (3M US Treasury Bill + 0.07%), 01/30/20 (a) (b)	20,000	20,000
		354,999
U.S. Treasury Securities 1.1%
U.S. Treasury Note
2.24%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	25,000	25,003
Total Government And Agency Obligations (cost $380,002)		380,002
SHORT TERM INVESTMENTS 66.4%
Repurchase Agreements 41.8%
Repurchase Agreements (c)		955,100
	Shares/Par[1]	Value ($)
Treasury Securities 10.0%
U.S. Treasury Bill
1.97%, 10/04/18 (d)	65,000	64,990
2.22%, 02/14/19 (d)	60,000	59,503
2.32%, 03/21/19 (d)	40,000	39,565
2.41%, 08/15/19 (d)	67,000	65,594
		229,652
U.S. Government Agency Obligations 14.6%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (d)	14,800	14,553
Federal Home Loan Bank
1.97%, 10/10/18 (b) (d)	70,000	69,966
2.03%, 10/17/18 (b) (d)	23,636	23,614
2.14%, 10/26/18 (b) (d)	23,425	23,390
2.09%, 11/14/18 (b) (d)	118,000	117,700
2.15%, 11/23/18 (b) (d)	34,763	34,653
2.15%, 12/19/18 (b) (d)	35,806	35,637
2.31%, 03/20/19 (b) (d)	15,484	15,315
		334,828
Total Short Term Investments (cost $1,519,580)		1,519,580
Total Investments 83.0% (cost $1,899,582)		1,899,582
Other Assets and Liabilities, Net 17.0%		387,709
Total Net Assets 100.0%		2,287,291

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-3.00%, due 10/04/18-02/15/47	63,237	61,200	2.20	09/28/18	10/01/18	60,011	60,000	60,000
BOA	Government National Mortgage Association, 3.50-4.50%, due 07/20/47-09/20/48	219,987	221,544	2.27	09/28/18	10/01/18	217,241	217,200	217,200
GSC	Federal National Mortgage Association, 2.50-6.00%, due 06/01/24-09/01/48	92,108	93,467
	Federal Home Loan Mortgage Corp., 2.50-6.00%, due 11/01/29-02/01/48	53,453	54,433
		145,561	147,900	2.21	09/28/18	10/01/18	145,027	145,000	145,000
NSI	U.S. Treasury Note, 0.88-3.13%, due 09/15/19-02/15/47	268,797	260,508	2.25	09/28/18	10/01/18	255,448	255,400	255,400
TDS	Federal National Mortgage Association, 4.00-4.50%, due 09/01/47-08/01/48	143,579	147,900	2.23	09/28/18	10/01/18	145,027	145,000	145,000
WFI	Government National Mortgage Association, 2.50-9.00%, due 12/15/21-01/20/47	2,699	2,817
	Federal National Mortgage Association, 0.00-6.50%, due 06/01/19-10/01/48	129,955	129,244
	Federal Home Loan Mortgage Corp., 0.00-6.50%, due 02/01/21-08/01/48	3,087	3,089
		135,741	135,150	2.26	09/28/18	10/01/18	132,525	132,500	132,500
									$955,100

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Investment Conduit
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBS - Royal Bank of Scotland
TDS - Toronto-Dominion Bank
WFI - Wells Fargo Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended September 30, 2018. The following table details the investment held during the period ended September 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	6,625	327,009	274,982	88	58,652	8.5

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program. State Street receives a portion of the earnings from the Fund's securities lending program.

The cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2018 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	217,311	—	—	217,311
Corporate Bonds And Notes	—	333,987	—	—	333,987
Government And Agency Obligations	—	125,172	—	—	125,172
Short Term Investments	63,161	—	—	—	63,161
	63,161	676,470	—	—	739,631
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	276	—	—	—	276
	276	—	—	—	276
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(222)	—	—	—	(222)
	(222)	—	—	—	(222)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	853,483	—	—	853,483
Short Term Investments	—	2,316,074	—	—	2,316,074
	—	3,169,557	—	—	3,169,557

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	380,002	—	—	380,002
Short Term Investments	—	1,519,580	—	—	1,519,580
	—	1,899,582	—	—	1,899,582

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of September 30, 2018, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2018.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item  2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.